UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2017

Annual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents

3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
14	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
26	Proxy Voting
27	Advisory Agreement Board Considerations and Fee Evaluation
30	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Equity 500 Index VIP

Performance Summary	December 31, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn’t reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.34%, 0.69% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of December 31, 2017)

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,153	$13,718	$20,521	$22,019
	Average annual total return	21.53%	11.11%	15.46%	8.21%
S&P 500 Index	Growth of $10,000	$12,183	$13,829	$20,814	$22,603
	Average annual total return	21.83%	11.41%	15.79%	8.50%

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,107	$13,600	$20,245	$21,449
	Average annual total return	21.07%	10.79%	15.15%	7.93%
S&P 500 Index	Growth of $10,000	$12,183	$13,829	$20,814	$22,603
	Average annual total return	21.83%	11.41%	15.79%	8.50%

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$12,106	$13,564	$20,146	$21,209
	Average annual total return	21.06%	10.70%	15.04%	7.81%
S&P 500 Index	Growth of $10,000	$12,183	$13,829	$20,814	$22,603
	Average annual total return	21.83%	11.41%	15.79%	8.50%

The growth of $10,000 is cumulative.

Deutsche Equity 500 Index VIP	|	3

Management Summary	December 31, 2017 (Unaudited)

The Fund returned 21.53% in 2017 (Class A shares, unadjusted for contract charges), which compares with a return of 21.83% for the Standard & Poor’s 500® (S&P 500) Index. Since the Fund’s strategy is to replicate the performance of the Standard & Poor’s 500® (S&P 500) Index before the deduction of expenses, the Fund’s return is normally close to that of the index.

Stocks performed unusually well in 2017, with above-average total returns and a remarkably low degree of volatility. In a year characterized by a pronounced lack of negative financial headlines, the S&P 500 Index experienced few large single-day moves and no peak-to-trough downturns of more than 3%. In fact, the index posted a gain in each of the 12 months of the year — the first time in history that has occurred. The strong showing for the index represented its ninth consecutive year of positive performance, as well as the fourteenth positive year of the past 15. The year also market the best return for the S&P 500 Index since 2013 and its fourth-highest gain since 2000.

The combination of healthy economic growth, rising corporate profits and a stable outlook for U.S. Federal Reserve (Fed) policy was the primary reason for U.S. equities’ hearty advance in 2017.

Looking first at growth, the U.S. Bureau of Economic Analysis reported that U.S. gross domestic product rose 3.1% and 3.2% in the second and third quarters, respectively, its strongest showing over a two-quarter interval since mid 2014. In addition, the unemployment rate fell to 4.1% — its lowest level since December 2000, according to the U.S. Bureau of Labor Statistics. Economic growth came from a variety of sources, including rising industrial production, surging housing prices and a strong holiday retail season at year-end.

The strength in the economy, in turn, fed through to corporate earnings. According to FactSet, U.S. corporations posted earnings growth of nearly 10% in 2017, the highest level since 2011. All sectors produced positive profit growth, led by energy, materials and information technology.

These favorable conditions provided the Fed with the latitude to tighten monetary policy. The central bank hiked interest rates three times in quarter-point increments in 2017, bringing the benchmark federal funds rate to a range of 1.25% to 1.50%. In addition, it announced that it would begin to reverse the quantitative easing policy it put in place following the financial crisis by reducing the size of its balance sheet. Although these moves removed monetary accommodation from the economy, the markets appeared confident that the low inflation-environment would enable the Fed to maintain its deliberate and well-communicated approach to raising interest rates.

The market also gained a significant benefit from the passage of a long-anticipated tax reform bill that reduced the U.S. corporate tax rate to 21% from its previous level of 35%. After an initial stretch of optimism in the wake of the November 2016 elections, investors gradually lost confidence that the Republican-led government would enact meaningful legislative changes. The mood shifted in mid-August, however, when a series of public statements by lawmakers indicated Republicans’ intention to pass a tax plan by year-end. Stocks embarked on a protracted rally in response to the news, as investors discounted the prospect of stronger bottom-line earnings into equity valuations.

The performance of sectors and individual stocks largely reflected investors’ preference for faster-growing companies. This tendency led to outsized gains for the technology sector, which registered a total return more than 17 points above the index. The sector was home to many of the leading performance contributors for the year, including Apple Inc., Microsoft Corp., Facebook, Inc. and Alphabet, Inc. (formerly known as Google). The consumer discretionary, financial and health care sectors also delivered market-beating returns.

On the other end of the spectrum, energy stocks finished in negative territory and were the worst performer among the 11 major sectors. The year’s other underperforming sectors were largely those featuring the types of defensive, higher-dividend companies that lagged at a time in which investors embraced risk and favored stocks with above-average economic sensitivity. This trend contributed to underperformance for the utilities, consumer staples, telecommunications services and real estate sectors, although all posted double-digit gains in absolute terms. Industrials stocks also finished slightly behind the index.

4	|	Deutsche Equity 500 Index VIP

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends, do not reflect any fees or expenses and it is not possible to invest directly into an index.

Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.

Quantitative easing entails the Fed’s purchase of government and other securities from the market in an effort to increase money supply.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Deutsche Equity 500 Index VIP	|	5

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/17	12/31/16
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/17	12/31/16
Information Technology	24%	21%
Financials	15%	15%
Health Care	14%	14%
Consumer Discretionary	12%	12%
Industrials	10%	10%
Consumer Staples	8%	9%
Energy	6%	7%
Materials	3%	3%
Utilities	3%	3%
Real Estate	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings (20.6% of Net Assets)
1.	Apple, Inc.
	Designs, manufactures and markets personal computers and related computing and mobile communication devices	3.7%
2.	Microsoft Corp.
	Develops, manufactures, licenses, sells and supports software products	2.8%
3.	Alphabet, Inc.
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products	2.7%
4.	Amazon.com, Inc.
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products	2.0%
5.	Facebook, Inc.
	Operates a social networking Web site	1.8%
6.	Berkshire Hathaway, Inc.
	Holding company of insurance business and a variety of other businesses	1.7%
7.	Johnson & Johnson
	Provider of health care products	1.6%
8.	JPMorgan Chase & Co.
	Provider of global financial services	1.6%
9.	Exxon Mobil Corp.
	Explorer and producer of oil and gas	1.5%
10.	Bank of America Corp.
	Provider of commercial banking services	1.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.

6	|	Deutsche Equity 500 Index VIP

Investment Portfolio	December 31, 2017

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 11.9%
Auto Components 0.2%
Aptiv PLC	6,633	562,677
BorgWarner, Inc.	4,909	250,801
Goodyear Tire & Rubber Co.	6,057	195,702

		1,009,180

Automobiles 0.5%
Ford Motor Co.	97,274	1,214,952
General Motors Co.	31,868	1,306,269
Harley-Davidson, Inc. (a)	4,196	213,493

		2,734,714

Distributors 0.1%
Genuine Parts Co.	3,657	347,452
LKQ Corp.*	7,720	313,972

		661,424

Diversified Consumer Services 0.0%
H&R Block, Inc.	5,178	135,767

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	10,163	674,518
Chipotle Mexican Grill, Inc.*	614	177,464
Darden Restaurants, Inc.	3,060	293,821
Hilton Worldwide Holdings, Inc.	5,039	402,415
Marriott International, Inc. “A”	7,631	1,035,756
McDonald’s Corp.	19,864	3,418,992
MGM Resorts International	12,660	422,717
Norwegian Cruise Line Holdings Ltd.*	4,465	237,761
Royal Caribbean Cruises Ltd.	4,268	509,087
Starbucks Corp.	35,453	2,036,066
Wyndham Worldwide Corp.	2,549	295,353
Wynn Resorts Ltd.	2,010	338,866
Yum! Brands, Inc.	8,398	685,361

		10,528,177

Household Durables 0.4%
D.R. Horton, Inc.	8,458	431,950
Garmin Ltd.	2,762	164,532
Leggett & Platt, Inc.	3,259	155,552
Lennar Corp. “A”	5,107	322,967
Mohawk Industries, Inc.*	1,578	435,370
Newell Brands, Inc.	12,220	377,598
PulteGroup, Inc.	6,743	224,205
Whirlpool Corp.	1,796	302,878

		2,415,052

Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	9,966	11,654,938
Expedia, Inc.	3,085	369,490
Netflix, Inc.*	10,782	2,069,713
The Priceline Group, Inc.*	1,215	2,111,354
TripAdvisor, Inc.*	2,702	93,111

		16,298,606

Leisure Products 0.1%
Hasbro, Inc.	2,830	257,219
Mattel, Inc. (a)	8,557	131,606

		388,825

	Shares	Value ($)
Media 2.7%
CBS Corp. “B”	9,034	533,006
Charter Communications, Inc. “A”*	4,832	1,623,359
Comcast Corp. “A”	116,223	4,654,731
Discovery Communications, Inc. “A”* (a)	3,841	85,962
Discovery Communications, Inc. “C”*	5,068	107,290
DISH Network Corp. “A”*	5,672	270,838
Interpublic Group of Companies, Inc.	9,687	195,290
News Corp. “A”	9,421	152,714
News Corp. “B”	3,121	51,809
Omnicom Group, Inc.	5,744	418,335
Scripps Networks Interactive, Inc. “A”	2,411	205,851
Time Warner, Inc.	19,399	1,774,426
Twenty-First Century Fox, Inc. “A”	26,262	906,827
Twenty-First Century Fox, Inc. “B”	10,959	373,921
Viacom, Inc. “B”	8,795	270,974
Walt Disney Co.	37,632	4,045,816

		15,671,149

Multiline Retail 0.4%
Dollar General Corp.	6,497	604,286
Dollar Tree, Inc.*	5,909	634,095
Kohl’s Corp.	4,203	227,929
Macy’s, Inc.	7,535	189,806
Nordstrom, Inc.	2,913	138,018
Target Corp.	13,551	884,203

		2,678,337

Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,858	185,224
AutoZone, Inc.*	686	488,000
Best Buy Co., Inc.	6,341	434,168
CarMax, Inc.*	4,515	289,547
Foot Locker, Inc.	2,998	140,546
Home Depot, Inc.	29,103	5,515,892
L Brands, Inc.	6,117	368,366
Lowe’s Companies, Inc.	20,758	1,929,249
O’Reilly Automotive, Inc.*	2,120	509,945
Ross Stores, Inc.	9,618	771,844
Signet Jewelers Ltd.	1,509	85,334
The Gap, Inc.	5,490	186,989
Tiffany & Co.	2,547	264,761
TJX Companies, Inc.	15,867	1,213,191
Tractor Supply Co.	3,127	233,743
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,450	324,307

		12,941,106

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	9,039	189,005
Michael Kors Holdings Ltd.*	3,797	239,021
NIKE, Inc. “B”	32,754	2,048,763
PVH Corp.	1,931	264,952
Ralph Lauren Corp.	1,364	141,433
Tapestry, Inc.	7,103	314,166
Under Armour, Inc. “A”* (a)	4,604	66,436

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	7

	Shares	Value ($)
Under Armour, Inc. “C”* (a)	4,609	61,392
VF Corp.	8,146	602,804

		3,927,972

Consumer Staples 8.0%
Beverages 1.9%
Brown-Forman Corp. “B”	4,881	335,178
Coca-Cola Co.	95,551	4,383,880
Constellation Brands, Inc. “A”	4,293	981,251
Dr. Pepper Snapple Group, Inc.	4,500	436,770
Molson Coors Brewing Co. “B”	4,591	376,784
Monster Beverage Corp.*	10,259	649,292
PepsiCo, Inc.	35,438	4,249,725

		11,412,880

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	10,889	2,026,661
CVS Health Corp.	25,243	1,830,117
Kroger Co.	22,168	608,512
Sysco Corp.	11,946	725,480
Wal-Mart Stores, Inc.	36,473	3,601,709
Walgreens Boots Alliance, Inc.	21,636	1,571,206

		10,363,685

Food Products 1.2%
Archer-Daniels-Midland Co.	13,940	558,715
Campbell Soup Co.	4,797	230,784
Conagra Brands, Inc.	10,188	383,782
General Mills, Inc.	14,168	840,021
Hormel Foods Corp.	6,655	242,175
Kellogg Co.	6,202	421,612
Kraft Heinz Co.	14,881	1,157,147
McCormick & Co., Inc.	2,968	302,469
Mondelez International, Inc. “A”	37,244	1,594,043
The Hershey Co.	3,518	399,328
The JM Smucker Co.	2,839	352,717
Tyson Foods, Inc. “A”	7,418	601,377

		7,084,170

Household Products 1.6%
Church & Dwight Co., Inc.	6,232	312,659
Clorox Co.	3,213	477,902
Colgate-Palmolive Co.	21,880	1,650,846
Kimberly-Clark Corp.	8,766	1,057,705
Procter & Gamble Co.	63,492	5,833,645

		9,332,757

Personal Products 0.2%
Coty, Inc. “A”	11,799	234,682
Estee Lauder Companies, Inc. “A”	5,577	709,618

		944,300

Tobacco 1.3%
Altria Group, Inc.	47,550	3,395,546
Philip Morris International, Inc.	38,702	4,088,866

		7,484,412

Energy 5.9%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	10,634	336,460
Halliburton Co.	21,762	1,063,509
Helmerich & Payne, Inc. (a)	2,671	172,653
National Oilwell Varco, Inc.	9,483	341,578

	Shares	Value ($)
Schlumberger Ltd.	34,528	2,326,842
TechnipFMC PLC	10,930	342,218

		4,583,260

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	13,639	731,596
Andeavor	3,578	409,109
Apache Corp.	9,497	400,963
Cabot Oil & Gas Corp.	11,528	329,701
Chesapeake Energy Corp.*	22,687	89,841
Chevron Corp.	47,331	5,925,368
Cimarex Energy Co.	2,377	290,018
Concho Resources, Inc.*	3,691	554,462
ConocoPhillips	29,796	1,635,502
Devon Energy Corp.	13,134	543,748
EOG Resources, Inc.	14,414	1,555,415
EQT Corp.	6,091	346,700
Exxon Mobil Corp.	105,588	8,831,380
Hess Corp.	6,739	319,900
Kinder Morgan, Inc.	47,869	864,993
Marathon Oil Corp.	21,180	358,577
Marathon Petroleum Corp.	12,174	803,241
Newfield Exploration Co.*	4,910	154,812
Noble Energy, Inc.	12,180	354,925
Occidental Petroleum Corp.	19,073	1,404,917
ONEOK, Inc.	9,559	510,929
Phillips 66	10,709	1,083,215
Pioneer Natural Resources Co.	4,241	733,057
Range Resources Corp.	5,415	92,380
Valero Energy Corp.	10,906	1,002,370
Williams Companies, Inc.	20,609	628,368

		29,955,487

Financials 14.4%
Banks 6.4%
Bank of America Corp.	241,721	7,135,604
BB&T Corp.	19,661	977,545
Citigroup, Inc.	65,884	4,902,428
Citizens Financial Group, Inc.	12,263	514,801
Comerica, Inc.	4,336	376,408
Fifth Third Bancorp.	17,591	533,711
Huntington Bancshares, Inc.	26,954	392,450
JPMorgan Chase & Co.	86,459	9,245,925
KeyCorp	26,807	540,697
M&T Bank Corp.	3,738	639,161
People’s United Financial, Inc.	8,585	160,539
PNC Financial Services Group, Inc.	11,857	1,710,847
Regions Financial Corp.	28,915	499,651
SunTrust Banks, Inc.	11,862	766,167
U.S. Bancorp.	39,286	2,104,944
Wells Fargo & Co.	110,434	6,700,031
Zions Bancorp.	4,987	253,489

		37,454,398

Capital Markets 3.0%
Affiliated Managers Group, Inc.	1,381	283,450
Ameriprise Financial, Inc.	3,686	624,667
Bank of New York Mellon Corp.	25,513	1,374,130
BlackRock, Inc.	3,076	1,580,172
Cboe Global Markets, Inc.	2,822	351,593
Charles Schwab Corp.	29,728	1,527,127
CME Group, Inc.	8,478	1,238,212
E*TRADE Financial Corp.*	6,744	334,300
Franklin Resources, Inc.	8,142	352,793

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Equity 500 Index VIP

	Shares	Value ($)
Intercontinental Exchange, Inc.	14,576	1,028,483
Invesco Ltd.	10,144	370,662
Moody’s Corp.	4,142	611,401
Morgan Stanley	34,688	1,820,079
Nasdaq, Inc.	2,898	222,653
Northern Trust Corp.	5,405	539,906
Raymond James Financial, Inc.	3,202	285,939
S&P Global, Inc.	6,353	1,076,198
State Street Corp.	9,240	901,916
T. Rowe Price Group, Inc.	6,037	633,462
The Goldman Sachs Group, Inc.	8,741	2,226,857

		17,384,000

Consumer Finance 0.8%
American Express Co.	17,953	1,782,912
Capital One Financial Corp.	12,082	1,203,126
Discover Financial Services	9,059	696,818
Navient Corp.	6,472	86,207
Synchrony Financial	18,335	707,914

		4,476,977

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B”*	47,947	9,504,055
Leucadia National Corp.	7,817	207,072

		9,711,127

Insurance 2.6%
Aflac, Inc.	9,793	859,630
Allstate Corp.	8,939	936,003
American International Group, Inc.	22,395	1,334,294
Aon PLC	6,226	834,284
Arthur J. Gallagher & Co.	4,506	285,140
Assurant, Inc.	1,341	135,226
Brighthouse Financial, Inc.*	2,399	140,677
Chubb Ltd.	11,565	1,689,993
Cincinnati Financial Corp.	3,696	277,089
Everest Re Group Ltd.	1,023	226,349
Hartford Financial Services Group, Inc.	8,923	502,186
Lincoln National Corp.	5,461	419,787
Loews Corp.	6,868	343,606
Marsh & McLennan Companies, Inc.	12,714	1,034,793
MetLife, Inc.	26,219	1,325,633
Principal Financial Group, Inc.	6,690	472,046
Progressive Corp.	14,488	815,964
Prudential Financial, Inc.	10,564	1,214,649
The Travelers Companies, Inc.	6,818	924,794
Torchmark Corp.	2,677	242,831
Unum Group	5,605	307,658
Willis Towers Watson PLC	3,304	497,880
XL Group Ltd.	6,382	224,391

		15,044,903

Health Care 13.5%
Biotechnology 2.7%
AbbVie, Inc.	39,720	3,841,321
Alexion Pharmaceuticals, Inc.*	5,566	665,638
Amgen, Inc.	18,086	3,145,155
Biogen, Inc.*	5,268	1,678,227
Celgene Corp.*	19,617	2,047,230
Gilead Sciences, Inc.	32,548	2,331,739
Incyte Corp.*	4,364	413,315

	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.*	1,919	721,467
Vertex Pharmaceuticals, Inc.*	6,301	944,268

		15,788,360

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	43,370	2,475,126
Align Technology, Inc.*	1,798	399,498
Baxter International, Inc.	12,488	807,224
Becton, Dickinson & Co.	6,608	1,414,525
Boston Scientific Corp.*	34,214	848,165
Danaher Corp.	15,252	1,415,691
DENTSPLY SIRONA, Inc.	5,721	376,613
Edwards Lifesciences Corp.*	5,273	594,320
Hologic, Inc.*	6,933	296,386
IDEXX Laboratories, Inc.*	2,187	342,003
Intuitive Surgical, Inc.*	2,792	1,018,912
Medtronic PLC	33,728	2,723,536
ResMed, Inc.	3,533	299,210
Stryker Corp.	8,019	1,241,662
The Cooper Companies, Inc.	1,216	264,942
Varian Medical Systems, Inc.*	2,284	253,867
Zimmer Biomet Holdings, Inc.	5,045	608,780

		15,380,460

Health Care Providers & Services 2.7%
Aetna, Inc.	8,127	1,466,030
AmerisourceBergen Corp.	4,016	368,749
Anthem, Inc.	6,399	1,439,839
Cardinal Health, Inc.	7,842	480,479
Centene Corp.*	4,299	433,683
Cigna Corp.	6,145	1,247,988
DaVita, Inc.*	3,774	272,672
Envision Healthcare Corp.*	3,013	104,129
Express Scripts Holding Co.*	14,116	1,053,618
HCA Healthcare, Inc.*	7,062	620,326
Henry Schein, Inc.*	3,903	272,742
Humana, Inc.	3,561	883,377
Laboratory Corp. of America Holdings*	2,539	404,996
McKesson Corp.	5,196	810,316
Patterson Companies, Inc.	2,041	73,741
Quest Diagnostics, Inc.	3,400	334,866
UnitedHealth Group, Inc.	24,149	5,323,889
Universal Health Services, Inc. “B”	2,165	245,403

		15,836,843

Health Care Technology 0.1%
Cerner Corp.*	7,853	529,213

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	7,987	534,890
Illumina, Inc.*	3,638	794,867
IQVIA Holdings, Inc.*	3,627	355,083
Mettler-Toledo International, Inc.*	639	395,873
PerkinElmer, Inc.	2,773	202,762
Thermo Fisher Scientific, Inc.	9,991	1,897,091
Waters Corp.*	1,981	382,709

		4,563,275

Pharmaceuticals 4.5%
Allergan PLC	8,286	1,355,424
Bristol-Myers Squibb Co.	40,779	2,498,937
Eli Lilly & Co.	24,137	2,038,611
Johnson & Johnson	66,939	9,352,717
Merck & Co., Inc.	68,149	3,834,744

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	9

	Shares	Value ($)
Mylan NV*	13,407	567,250
Perrigo Co. PLC	3,289	286,669
Pfizer, Inc.	148,509	5,378,996
Zoetis, Inc.	12,138	874,422

		26,187,770

Industrials 10.0%
Aerospace & Defense 2.6%
Arconic, Inc.	10,640	289,940
Boeing Co.	13,950	4,113,994
General Dynamics Corp.	6,918	1,407,467
Harris Corp.	2,970	420,700
L3 Technologies, Inc.	1,947	385,214
Lockheed Martin Corp.	6,214	1,995,005
Northrop Grumman Corp.	4,336	1,330,762
Raytheon Co.	7,202	1,352,896
Rockwell Collins, Inc.	4,053	549,668
Textron, Inc.	6,563	371,400
TransDigm Group, Inc.	1,201	329,819
United Technologies Corp.	18,505	2,360,683

		14,907,548

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,488	310,746
Expeditors International of Washington, Inc.	4,433	286,771
FedEx Corp.	6,147	1,533,922
United Parcel Service, Inc. “B”	17,119	2,039,729

		4,171,168

Airlines 0.5%
Alaska Air Group, Inc.	3,070	225,676
American Airlines Group, Inc.	10,566	549,749
Delta Air Lines, Inc.	16,357	915,992
Southwest Airlines Co.	13,610	890,774
United Continental Holdings, Inc.*	6,279	423,205

		3,005,396

Building Products 0.3%
A.O. Smith Corp.	3,637	222,875
Allegion PLC	2,373	188,796
Fortune Brands Home & Security, Inc.	3,842	262,946
Johnson Controls International PLC	23,061	878,855
Masco Corp.	7,840	344,490

		1,897,962

Commercial Services & Supplies 0.3%
Cintas Corp.	2,145	334,255
Republic Services, Inc.	5,661	382,740
Stericycle, Inc.*	2,164	147,130
Waste Management, Inc.	9,952	858,858

		1,722,983

Construction & Engineering 0.1%
Fluor Corp.	3,501	180,827
Jacobs Engineering Group, Inc.	3,049	201,112
Quanta Services, Inc.*	3,766	147,288

		529,227

Electrical Equipment 0.5%
Acuity Brands, Inc.	1,057	186,032
AMETEK, Inc.	5,755	417,065
Eaton Corp. PLC	10,978	867,372

	Shares	Value ($)
Emerson Electric Co.	15,990	1,114,343
Rockwell Automation, Inc.	3,201	628,516

		3,213,328

Industrial Conglomerates 1.9%
3M Co.	14,870	3,499,952
General Electric Co.	216,095	3,770,857
Honeywell International, Inc.	18,983	2,911,233
Roper Technologies, Inc.	2,551	660,709

		10,842,751

Machinery 1.7%
Caterpillar, Inc.	14,824	2,335,966
Cummins, Inc.	3,888	686,776
Deere & Co.	7,971	1,247,541
Dover Corp.	3,867	390,528
Flowserve Corp.	3,187	134,268
Fortive Corp.	7,614	550,873
Illinois Tool Works, Inc.	7,683	1,281,909
Ingersoll-Rand PLC	6,256	557,973
PACCAR, Inc.	8,762	622,803
Parker-Hannifin Corp.	3,320	662,606
Pentair PLC	4,116	290,672
Snap-on, Inc.	1,422	247,855
Stanley Black & Decker, Inc.	3,821	648,385
Xylem, Inc.	4,476	305,263

		9,963,418

Professional Services 0.3%
Equifax, Inc.	2,993	352,935
IHS Markit Ltd.*	9,051	408,653
Nielsen Holdings PLC	8,416	306,342
Robert Half International, Inc.	3,141	174,451
Verisk Analytics, Inc.*	3,860	370,560

		1,612,941

Road & Rail 0.9%
CSX Corp.	22,269	1,225,018
J.B. Hunt Transport Services, Inc.	2,133	245,252
Kansas City Southern	2,584	271,889
Norfolk Southern Corp.	7,129	1,032,992
Union Pacific Corp.	19,613	2,630,103

		5,405,254

Trading Companies & Distributors 0.2%
Fastenal Co.	7,153	391,198
United Rentals, Inc.*	2,106	362,042
W.W. Grainger, Inc.	1,292	305,235

		1,058,475

Information Technology 23.2%
Communications Equipment 1.0%
Cisco Systems, Inc.	123,193	4,718,292
F5 Networks, Inc.*	1,551	203,522
Juniper Networks, Inc.	9,316	265,506
Motorola Solutions, Inc.	4,040	364,974

		5,552,294

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	7,607	667,895
Corning, Inc.	21,657	692,807
FLIR Systems, Inc.	3,446	160,653
TE Connectivity Ltd.	8,763	832,835

		2,354,190

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Equity 500 Index VIP

	Shares	Value ($)
Internet Software & Services 4.7%
Akamai Technologies, Inc.*	4,213	274,014
Alphabet, Inc. “A”*	7,427	7,823,602
Alphabet, Inc. “C”*	7,522	7,871,021
eBay, Inc.*	24,211	913,723
Facebook, Inc. “A”*	59,424	10,485,959
VeriSign, Inc.*	2,096	239,866

		27,608,185

IT Services 4.0%
Accenture PLC “A”	15,400	2,357,586
Alliance Data Systems Corp.	1,198	303,669
Automatic Data Processing, Inc.	11,052	1,295,184
Cognizant Technology Solutions Corp. “A”	14,695	1,043,639
CSRA, Inc.	4,031	120,608
DXC Technology Co.	7,109	674,644
Fidelity National Information Services, Inc.	8,321	782,923
Fiserv, Inc.*	5,195	681,220
Gartner, Inc.*	2,261	278,442
Global Payments, Inc.	3,967	397,652
International Business Machines Corp.	21,455	3,291,626
Mastercard, Inc. “A”	23,145	3,503,227
Paychex, Inc.	7,940	540,555
PayPal Holdings, Inc.*	28,154	2,072,697
Total System Services, Inc.	4,142	327,591
Visa, Inc. “A”	45,190	5,152,564
Western Union Co.	11,465	217,950

		23,041,777

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.* (a)	20,647	212,251
Analog Devices, Inc.	9,180	817,295
Applied Materials, Inc.	26,566	1,358,054
Broadcom Ltd.	10,130	2,602,397
Intel Corp.	116,610	5,382,718
KLA-Tencor Corp.	3,902	409,983
Lam Research Corp.	4,034	742,538
Microchip Technology, Inc.	5,853	514,362
Micron Technology, Inc.*	28,735	1,181,583
NVIDIA Corp.	15,099	2,921,657
Qorvo, Inc.*	3,169	211,055
QUALCOMM, Inc.	36,730	2,351,455
Skyworks Solutions, Inc.	4,598	436,580
Texas Instruments, Inc.	24,548	2,563,793
Xilinx, Inc.	6,247	421,173

		22,126,894

Software 5.1%
Activision Blizzard, Inc.	18,841	1,193,012
Adobe Systems, Inc.*	12,283	2,152,473
ANSYS, Inc.*	2,114	312,005
Autodesk, Inc.*	5,462	572,581
CA, Inc.	7,782	258,985
Cadence Design Systems, Inc.*	7,037	294,287
Citrix Systems, Inc.*	3,574	314,512
Electronic Arts, Inc.*	7,673	806,125
Intuit, Inc.	6,051	954,727
Microsoft Corp.	192,231	16,443,440
Oracle Corp.	75,916	3,589,309
Red Hat, Inc.*	4,409	529,521
salesforce.com, Inc.*	17,096	1,747,724

	Shares	Value ($)
Symantec Corp.	15,450	433,527
Synopsys, Inc.*	3,763	320,758

		29,922,986

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	127,939	21,651,117
Hewlett Packard Enterprise Co.	39,757	570,911
HP, Inc.	41,633	874,709
NetApp, Inc.	6,685	369,814
Seagate Technology PLC	7,213	301,792
Western Digital Corp.	7,361	585,420
Xerox Corp.	5,356	156,128

		24,509,891

Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	5,431	891,118
Albemarle Corp.	2,756	352,465
CF Industries Holdings, Inc.	5,813	247,285
DowDuPont, Inc.	58,308	4,152,696
Eastman Chemical Co.	3,573	331,003
Ecolab, Inc.	6,478	869,218
FMC Corp.	3,346	316,732
International Flavors & Fragrances, Inc.	1,959	298,963
LyondellBasell Industries NV “A”	8,061	889,290
Monsanto Co.	10,945	1,278,157
PPG Industries, Inc.	6,341	740,756
Praxair, Inc.	7,134	1,103,487
The Mosaic Co.	8,830	226,578
The Sherwin-Williams Co.	2,051	840,992

		12,538,740

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,566	346,149
Vulcan Materials Co.	3,284	421,567

		767,716

Containers & Packaging 0.4%
Avery Dennison Corp.	2,207	253,496
Ball Corp.	8,737	330,695
International Paper Co.	10,293	596,376
Packaging Corp. of America	2,330	280,882
Sealed Air Corp.	4,507	222,195
WestRock Co.	6,337	400,562

		2,084,206

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	33,513	635,406
Newmont Mining Corp.	13,354	501,042
Nucor Corp.	7,958	505,970

		1,642,418

Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	2,386	311,588
American Tower Corp.	10,687	1,524,714
Apartment Investment & Management Co. “A”	3,882	169,682
AvalonBay Communities, Inc.	3,441	613,909
Boston Properties, Inc.	3,861	502,046
Crown Castle International Corp.	10,123	1,123,754
Digital Realty Trust, Inc.	5,107	581,687
Duke Realty Corp.	8,888	241,842

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	11

	Shares	Value ($)
Equinix, Inc.	1,949	883,326
Equity Residential	9,158	584,006
Essex Property Trust, Inc.	1,643	396,571
Extra Space Storage, Inc.	3,140	274,593
Federal Realty Investment Trust	1,800	239,058
GGP, Inc.	15,545	363,598
HCP, Inc.	11,738	306,127
Host Hotels & Resorts, Inc.	18,446	366,153
Iron Mountain, Inc.	6,974	263,129
Kimco Realty Corp.	10,684	193,915
Mid-America Apartment Communities, Inc.	2,833	284,886
Prologis, Inc.	13,261	855,467
Public Storage	3,730	779,570
Realty Income Corp.	7,024	400,509
Regency Centers Corp.	3,678	254,444
SBA Communications Corp. *	2,929	478,481
Simon Property Group, Inc.	7,746	1,330,298
SL Green Realty Corp.	2,437	245,966
The Macerich Co.	2,726	179,044
UDR, Inc.	6,679	257,275
Ventas, Inc.	8,876	532,649
Vornado Realty Trust	4,290	335,392
Welltower, Inc.	9,214	587,577
Weyerhaeuser Co.	18,810	663,241

		16,124,497

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	7,536	326,384

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	152,984	5,948,018
CenturyLink, Inc.	24,360	406,325
Verizon Communications, Inc.	101,639	5,379,752

		11,734,095

Utilities 2.9%
Electric Utilities 1.7%
Alliant Energy Corp.	5,795	246,925
American Electric Power Co., Inc.	12,258	901,821
Duke Energy Corp.	17,440	1,466,879
Edison International	8,116	513,256
Entergy Corp.	4,492	365,604
Eversource Energy	7,879	497,795
Exelon Corp.	23,926	942,924
FirstEnergy Corp.	11,079	339,239
NextEra Energy, Inc.	11,722	1,830,859
PG&E Corp.	12,783	573,062
Pinnacle West Capital Corp.	2,785	237,226
PPL Corp.	17,032	527,140
Southern Co.	25,009	1,202,683
Xcel Energy, Inc.	12,657	608,928

		10,254,341

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	16,425	177,883
NRG Energy, Inc.	7,441	211,920

		389,803

	Shares	Value ($)
Multi-Utilities 1.0%
Ameren Corp.	6,051	356,948
CenterPoint Energy, Inc.	10,785	305,863
CMS Energy Corp.	7,060	333,938
Consolidated Edison, Inc.	7,730	656,663
Dominion Energy, Inc.	16,037	1,299,959
DTE Energy Co.	4,456	487,754
NiSource, Inc.	8,389	215,346
Public Service Enterprise Group, Inc.	12,611	649,466
SCANA Corp.	3,533	140,543
Sempra Energy	6,258	669,105
WEC Energy Group, Inc.	7,850	521,476

		5,637,061

Water Utilities 0.1%
American Water Works Co., Inc.	4,435	405,758
Total Common Stocks (Cost $278,366,355)		568,260,273

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07%**, 2/1/2018 (b) (Cost $584,461)	585,000	584,383

	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.21% (c) (d) (Cost $870,253)	870,253	870,253

Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $5,621,694)	5,621,694	5,621,694

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $285,442,763)	98.7	575,336,603
Other Assets and Liabilities, Net	1.3	7,745,805
Net Assets	100.0	583,082,408

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Equity 500 Index VIP

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $826,429, which is 0.1% of net assets.

(b)	At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

S&P: Standard & Poor’s

At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/16/2018	50	6,609,683	6,690,000	80,317

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$568,260,273	$—	$—	$568,260,273
Government & Agency Obligation (e)	—	584,383	—	584,383
Short-Term Investments (e)	6,491,947	—	—	6,491,947
Derivatives (f)
Futures Contracts	80,317	—	—	80,317
Total	$574,832,537	$584,383	$—	$575,416,920

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	13

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, at value (cost $278,950,816) — including $826,429 of securities loaned	$568,844,656
Investment in Deutsche Government & Agency Securities Portfolio (cost $870,253)*	870,253
Investment in Deutsche Central Cash Management Government Fund (cost $5,621,694)	5,621,694
Cash	4,780
Receivable for investments sold	7,960,915
Receivable for Fund shares sold	547,179
Dividends receivable	582,877
Interest receivable	7,769
Other assets	10,418
Total assets	584,450,541

Liabilities
Payable upon return of securities loaned	870,253
Payable for Fund shares redeemed	178,637
Payable for variation margin on futures contracts	24,302
Accrued management fee	94,524
Accrued Trustees’ fees	7,471
Other accrued expenses and payables	192,946
Total liabilities	1,368,133
Net assets, at value	$583,082,408

Net Assets Consist of
Undistributed net investment income	9,463,423
Net unrealized appreciation (depreciation) on:
Investments	289,893,840
Futures	80,317
Accumulated net realized gain (loss)	40,874,429
Paid-in capital	242,770,399
Net assets, at value	$583,082,408
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($540,610,325 ÷ 24,366,996 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$22.19
Class B
Net Asset Value, offering and redemption price per share ($25,244,880 ÷ 1,138,481 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$22.17
Class B2
Net Asset Value, offering and redemption price per share ($17,227,203 ÷ 776,819 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$22.18

*	Represents collateral on securities loaned.

     Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Dividends	$11,395,495
Interest	4,814
Income distributions — Deutsche Central Cash Management Government Fund	50,604
Securities lending income, net of borrower rebates	12,164
Other income	53,939
Total income	11,517,016
Expenses:
Management fee	1,155,097
Administration fee	577,549
Services to shareholders	3,453
Record keeping fee (Class B and Class B-2)	50,008
Distribution service fees (Class B and Class B-2)	94,521
Custodian fee	16,858
Professional fees	87,104
Reports to shareholders	38,432
Trustees’ fees and expenses	31,013
Other	44,127
Total expenses before expense reductions	2,098,162
Expense reductions	(85,152)
Total expenses after expense reductions	2,013,010
Net investment income (loss)	9,504,006

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	49,946,820
Futures	1,343,561
51,290,381
Change in net unrealized appreciation (depreciation) on:
Investments	50,986,271
Futures	100,717
51,086,988
Net gain (loss)	102,377,369
Net increase (decrease) in net assets resulting from operations	$111,881,375

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Equity 500 Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$9,504,006	$9,929,415
Net realized gain (loss)	51,290,381	30,550,655
Change in net unrealized appreciation (depreciation)	51,086,988	17,492,004
Net increase (decrease) in net assets resulting from operations	111,881,375	57,972,074
Distributions to shareholders from:
Net investment income:
Class A	(9,614,078)	(10,160,013)
Class B	(291,291)	(239,707)
Class B2	(232,694)	(284,387)
Net realized gains:
Class A	(27,007,783)	(37,893,356)
Class B	(972,179)	(1,020,192)
Class B2	(832,427)	(1,283,529)
Total distributions	(38,950,452)	(50,881,184)
Fund share transactions:
Class A
Proceeds from shares sold	14,878,880	19,113,656
Reinvestment of distributions	36,621,861	48,053,369
Cost of shares redeemed	(98,129,716)	(84,799,336)
Net increase (decrease) in net assets from Class A share transactions	(46,628,975)	(17,632,311)
Class B
Proceeds from shares sold	7,279,737	6,018,267
Reinvestment of distributions	1,263,470	1,259,899
Cost of shares redeemed	(4,494,346)	(1,576,659)
Net increase (decrease) in net assets from Class B share transactions	4,048,861	5,701,507
Class B2
Proceeds from shares sold	375,574	343,915
Reinvestment of distributions	1,065,121	1,567,916
Cost of shares redeemed	(2,854,784)	(2,587,120)
Net increase (decrease) in net assets from Class C share transaction	(1,414,089)	(675,289)
Increase (decrease) in net assets	28,936,720	(5,515,203)
Net assets at beginning of year	554,145,688	559,660,891
Net assets at end of year (including undistributed net investment income of $9,463,423 and $9,879,009, respectively)	$583,082,408	$554,145,688

	Years Ended December 31,
Other Information	2017	2016
Class A
Shares outstanding at beginning of period	26,513,791	27,337,468
Shares sold	724,657	1,015,516
Shares issued to shareholders in reinvestment of distributions	1,870,371	2,660,762
Shares redeemed	(4,741,823)	(4,499,955)
Net increase (decrease) in Class A shares	(2,146,795)	(823,677)
Shares outstanding at end of period	24,366,996	26,513,791
Class B
Shares outstanding at beginning of period	940,533	634,704
Shares sold	355,052	320,148
Shares issued to shareholders in reinvestment of distributions	64,397	69,646
Shares redeemed	(221,501)	(83,965)
Net increase (decrease) in Class B shares	197,948	305,829
Shares outstanding at end of period	1,138,481	940,533
Class B2
Shares outstanding at beginning of period	843,125	877,722
Shares sold	18,378	18,490
Shares issued to shareholders in reinvestment of distributions	54,260	86,625
Shares redeemed	(138,944)	(139,712)
Net increase (decrease) in Class C shares	(66,306)	(34,597)
Shares outstanding at end of period	776,819	843,125

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	15

Financial Highlights

	Years Ended December 31,
Class A	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.58	$19.40	$20.41	$19.01	$15.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.34	.35	.35	.33	.30
Net realized and unrealized gain (loss)	3.69	1.74	(.10)	2.10	4.37
Total from investment operations	4.03	2.09	.25	2.43	4.67
Less distributions from:
Net investment income	(.37)	(.40)	(.33)	(.37)	(.31)
Net realized gains	(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(1.42)	(1.91)	(1.26)	(1.03)	(.67)
Net asset value, end of period	$22.19	$19.58	$19.40	$20.41	$19.01
Total Return (%)[b]	21.53	11.61	1.13	13.39	31.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	541	519	530	610	600
Ratio of expenses before expense reductions (%)[d]	.34	.34	.34	.34	.34
Ratio of expenses after expense reductions (%)[d]	.33	.33	.33	.33	.34
Ratio of net investment income (%)	1.67	1.88	1.77	1.70	1.76
Portfolio turnover rate (%)	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

	Years Ended December 31,
Class B	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.58	$19.40	$20.40	$19.01	$15.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	.30	.30	.28	.34
Net realized and unrealized gain (loss)	3.67	1.74	(.09)	2.09	4.29
Total from investment operations	3.95	2.04	.21	2.37	4.63
Less distributions from:
Net investment income	(.31)	(.35)	(.28)	(.32)	(.26)
Net realized gains	(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(1.36)	(1.86)	(1.21)	(.98)	(.62)
Net asset value, end of period	$22.17	$19.58	$19.40	$20.40	$19.01
Total Return (%)[b]	21.07	11.32	.92	13.05	31.68

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	18	12	7	5
Ratio of expenses before expense reductions (%)[d]	.71	.69	.67	.62	.59
Ratio of expenses after expense reductions (%)[d]	.65	.61	.58	.58	.58
Ratio of net investment income (%)	1.35	1.61	1.53	1.45	2.11
Portfolio turnover rate (%)	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

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	Years Ended December 31,
Class B2	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$19.57	$19.39	$20.40	$18.99	$14.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	.28	.28	.27	.23
Net realized and unrealized gain (loss)	3.69	1.74	(.10)	2.09	4.37
Total from investment operations	3.95	2.02	.18	2.36	4.60
Less distributions from:
Net investment income	(.29)	(.33)	(.26)	(.29)	(.24)
Net realized gains	(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(1.34)	(1.84)	(1.19)	(.95)	(.60)
Net asset value, end of period	$22.18	$19.57	$19.39	$20.40	$18.99
Total Return (%)[b]	21.06	11.20	.76	13.00	31.44

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	17	17	19	20
Ratio of expenses before expense reductions (%)[d]	.74	.74	.74	.74	.74
Ratio of expenses after expense reductions (%)[d]	.72	.71	.68	.68	.72
Ratio of net investment income (%)	1.27	1.50	1.42	1.35	1.39
Portfolio turnover rate (%)	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Deutsche Equity 500 Index VIP	|	17

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

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and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Deutsche Equity 500 Index VIP	|	19

At December 31, 2017, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$10,196,699
Undistributed long-term capital gains	$49,256,819
Unrealized appreciation (depreciation) on investments	$280,834,182

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $294,499,895. The net unrealized appreciation for all investments based on tax cost was $280,834,182. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $300,179,590 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $19,345,408.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$10,904,335	$11,177,274
Distributions from long-term capital gains	$28,046,117	$39,703,910

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2017, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

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A summary of the open futures contracts as of December 31, 2017 is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,921,000 to $7,196,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$80,317

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$1,343,561

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$100,717

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $16,582,062 and $98,799,211, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

Deutsche Equity 500 Index VIP	|	21

For the period from January 1, 2017 through April 30, 2017, (through September 30, 2017 for Class A shares), the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.62%
Class B2	.72%

For the period from May 1, 2017 through September 30, 2017 the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class B	.67%
Class B2	.77%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.31%
Class B	.65%
Class B2	.75%

For the year ended December 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$70,591
Class B	12,384
Class B2	2,177
$85,152

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $577,549, of which $49,439 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2017, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2017
Class B	$52,639	$5,298
Class B2	41,882	3,679
	$94,521	$8,977

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder

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servicing fee they receive from the Fund. For the year ended December 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2017
Class A	$445	$111
Class B	81	20
Class B2	60	15
	$586	$146

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $17,122, of which $4,642 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $916.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2017.

F. Ownership of the Fund

At December 31, 2017, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 53% and 13%, respectively. At December 31, 2017, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 82%. At December 31, 2017, one participating insurance company was a beneficial owner of record of 92% of the total outstanding Class B2 shares of the Fund.

Deutsche Equity 500 Index VIP	|	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and Shareholders of Deutsche Equity 500 Index VIP

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Deutsche Equity 500 Index VIP (one of the funds constituting Deutsche Investments VIT Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,112.80	$1,110.70	$1,110.70
Expenses Paid per $1,000*	$1.70	$3.51	$3.83

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,023.59	$1,021.88	$1,021.58
Expenses Paid per $1,000*	$1.63	$3.36	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.32%	.66%	.72%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Deutsche Equity 500 Index VIP	|	25

Tax Information	(Unaudited)

The Fund paid distributions of $1.02 per share from net long-term capital gains during its year ended December 31, 2017.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $54,247,000 as capital gain dividends for its year ended December 31, 2017.

For corporate shareholders, 93% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2017 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

26	|	Deutsche Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

Deutsche Equity 500 Index VIP	|	27

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by

28	|	Deutsche Equity 500 Index VIP

DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Deutsche Equity 500 Index VIP	|	29

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

30	|	Deutsche Equity 500 Index VIP

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

Deutsche Equity 500 Index VIP	|	31

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

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Notes

vit-equ500-2 (R-025817-7 2/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche Equity 500 index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$55,659	$0	$0	$0
2016	$54,222	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$0	$0
2016	$0	$52,339	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$0	$0	$0	$0
2016	$0	$52,339	$0	$52,339

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 and 2017 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

1.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter.

2.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated January 12, 2018, PwC informed the Audit Committee that PwC had identified circumstances where (1) a covered person within PwC that provided non-audit services to an entity within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X maintained a financial relationship with an investment company within the investment company complex in contradiction of Rule 2-01(c)(1)(i)(A) of Regulation S-X and (2) PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the investment company complex that are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

Covered Person Matter: In its January 12, 2018 letter, PwC advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, PwC concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within its audit of the financial statements of the Fund. In the letter, PwC also affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In assessing this matter, PwC indicated that, upon detection of the breach, the PwC covered person was removed from the non-audit engagement and that, among other things, the breach (i) did not relate to financial relationships directly in the Fund, (ii) did not involve a professional who was part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (iii) involved a professional whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iv) involved a professional that did not provide any consultation to the audit engagement team of the Fund.

Loan Rule Matter: The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its January 12, 2018 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that PwC has concluded that with regard to its compliance with the independence criteria set out in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria, and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, (i) PwC’s belief that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	2/15/2018